Employee compensation (Tables)	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the three months ended March 31:

	Three months ended March 31,
	2023	2022
	$	$
Cost of revenue	4,586	4,159
General and administrative	3,510	3,365
Sales and marketing	11,967	9,707
Research and development	6,005	4,644
	26,068	21,875